UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  237 Park Avenue, Suite 800
          New York, NY  10017

13F File Number: 28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 692-3667


Signature, Place and Date of Signing:

/s/ Charles H. Witmer               New York, NY           February 13, 2006
---------------------------     ----------------------    --------------------
     [Signature]                   [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         11

Form 13F Information Table Value Total:      $243,876
                                            (thousands)


List of Other Included Managers:

Form 13F    File Number            Name

(1)         28-10559               Eagle Capital Partners, LP


                           FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2     COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8


                               TITLE                    VALUE    SHARES/   SHS/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP       (X1000)   PRN AMT   PRN  CALL   DISCRETION   MGRS   SOLE   SHARED       NONE
--------------               --------      -----       -------   -------   ---  ----   ----------   ----   ----   ------       ----
RADICA GAMES LTD                ORD        G7342H107    5,670      632,878  SH          SHARED      (1)             632,878
ASSURANT INC                    COM        04621X108    7,067      162,500  SH          SHARED      (1)             162,500
BERKSHIRE HATHAWAY INC DEL     CL A        084670108   20,382          230  SH          SHARED      (1)                 230
CHAPARRAL STEEL CO DEL          COM        159423102   48,685    1,609,448  SH          SHARED      (1)           1,609,448
COMCAST CORP                 CL A SPL      20030N200   18,699      727,900  SH          SHARED      (1)             727,900
DECKERS OUTDOOR CORP NEW        COM        243537107   27,103      981,303  SH          SHARED      (1)             981,303
LEAP WIRELESS INTL INC        COM NEW      521863308   16,913      446,500  SH          SHARED      (1)             446,500
MEDIA GEN INC                  CL A        584404107   13,846      273,100  SH          SHARED      (1)             273,100
RINKER GROUP LTD           SPONSORED ADR   76687M101   11,469      191,000  SH          SHARED      (1)             191,000
USA MOBILITY INC                COM        90341G103   27,897    1,006,400  SH          SHARED      (1)           1,006,400
WALTER INDS INC                 COM        93317Q105   46,145      928,100  SH          SHARED      (1)             928,100

TOTAL                                                 243,876

SK 00124 0001 641271